Inventories	12 Months Ended
Dec. 31, 2011
Inventories
10.	Inventories

Inventories consist of the following as of December 31:

	2011	2010
Raw materials	$122,972	$130,456
Work in progress	18,566	17,509
Finished goods	43,082	37,307
Total gross inventories before inventory reserves	$184,620	$185,272
Reserves	-21,519	-30,723
Inventories	$163,101	$154,549